Property and equipment (Details Text) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property And Equipment Details Text [Abstract]
Depreciation expense	[1]	R$ 2,737,383	R$ 1,460,013	R$ 1,237,328

[1]	The increase in depreciation expense in 2019 refers to the adoption of IFRS 16.